GOODWILL - Changes in Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in goodwill
Goodwill at beginning of the year	R$ 12,427,527	R$ 12,103,519	R$ 9,469,311
Foreign exchange effect	(793,063)	873,906	2,634,208
Results in operations with subsidiary and joint ventures (note 3,4)		(549,898)
Goodwill at end of the year	11,634,464	12,427,527	12,103,519
Gross carrying amount
Changes in goodwill
Goodwill at beginning of the year	23,340,880	22,421,588	17,445,205
Foreign exchange effect	(1,595,333)	1,469,190	4,976,383
Results in operations with subsidiary and joint ventures (note 3,4)		(549,898)
Goodwill at end of the year	21,195,649	23,340,880	22,421,588
Accumulated impairment losses
Changes in goodwill
Goodwill at beginning of the year	(10,913,353)	(10,318,069)	(7,975,894)
Foreign exchange effect	802,270	(595,284)	(2,342,175)
Goodwill at end of the year	R$ (10,111,083)	R$ (10,913,353)	R$ (10,318,069)